Shareholder Fees (PIMCO Convertible Fund, Class A)	0 Months Ended
May 25, 2011
PIMCO Convertible Fund | Class A
Shareholder Fees:
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%